Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Property Plant And Equipment [Abstract]
Depreciation expense	$ 25.3	$ 30.1	$ 37.6